SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income (loss) before income taxes from operations in the PRC	$ 20,115	$ (103,149)
Statutory income tax rate	25.00%	25.00%
Income tax expense at statutory rate	$ 5,029	$ (25,787)
Tax effect of net operating loss carryforward	(5,029)
Valuation allowance of deferred tax assets		25,787
Income tax expense